Cover	Mar. 12, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 12, 2026
Entity File Number	001-42392
Entity Registrant Name	INFLECTION POINT ACQUISITION CORP. IV
Entity Central Index Key	0002028707
Entity Tax Identification Number	98-1797826
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	Fl 47
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	984-3835
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	BACQU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	BACQ
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share
Trading Symbol	BACQR
Security Exchange Name	NASDAQ